Condensed Balance Sheets - USD ($)	Mar. 31, 2022	Mar. 26, 2022	Dec. 31, 2021	Sep. 25, 2021	Dec. 31, 2020	Sep. 26, 2020
Current assets:
cash and cash equivalents		$ 259,044,000		$ 156,634,000		$ 58,264,000
Accounts receivable		28,598,000		63,370,000		2,489,000
Inventories		72,339,000		33,561,000		16,454,000
Deferred Costs, Current		9,000		489,000		131,689,000
Prepaid expenses and other current assets		27,315,000		6,366,000		2,630,000
Total current assets		387,305,000		260,420,000		211,526,000
Property and equipment, at cost		40,346,000		37,177,000		36,001,000
Less: Accumulated depreciation		(21,145,000)		(18,560,000)		(26,815,000)
Property and equipment, net		19,201,000		18,617,000		9,186,000
Intangible assets, net		944,000		1,164,000		1,540,000
Other long-term assets		341,000		334,000		2,701,000
Total Assets		407,791,000		280,535,000		224,953,000
Current liabilities:
Accounts payable		55,751,000		28,018,000		5,962,000
Accrued expenses		23,382,000		31,131,000		7,743,000
Sales tax payable		11,185,000		18,405,000		12,076,000
Deferred revenue, current		206,291,000		259,418,000		120,779,000
Total current liabilities		296,609,000		336,972,000		146,560,000
Deferred revenue, long-term		262,787,000		216,538,000		260,000,000
Other long-term liabilities		4,423,000		3,993,000		2,469,000
Total liabilities		563,819,000		557,503,000		409,029,000
Deferred expenses, current	$ 11,200,000		$ 11,200,000
Commitments and Contingencies		0		0		0
Shareholders' Equity (Deficit)
Total shareholders' equity (deficit)	(15,844,544)		(13,541,240)		$ 6,154
Redeemable preferred and common units:
Common Unit, Issuance Value		168,613,000		144,975,000
Members' deficit:
Common Stock, Value, Issued		217,604,000		16,809,000
Additional paid-in capital		0		26,999,000		0
Accumulated deficit		(1,248,771,000)		(1,154,944,000)		(856,858,000)
Accumulated other comprehensive loss		(2,041,000)		(2,092,000)		(4,418,000)
Total members' deficit		(1,033,208,000)		(1,113,228,000)		(844,467,000)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)		407,791,000		280,535,000		224,953,000
Common Class A [Member]
Members' deficit:
Common Stock, Value, Issued				16,809,000		16,809,000
Common Class B [Member]
Redeemable preferred and common units:
Preferred Units, Preferred Partners' Capital Accounts		238,085,000		459,007,000		437,149,000
Common Class B One [Member]
Redeemable preferred and common units:
Preferred Units, Preferred Partners' Capital Accounts		$ 470,482,000		232,278,000		221,217,000
Common Class C [Member]
Redeemable preferred and common units:
Common Unit, Issuance Value				$ 144,975,000		$ 2,025,000
SVF INVESTMENT CORP. 3 [Member]
Current assets:
cash and cash equivalents	3,281,892		812,884
Total current assets	4,018,563		1,553,668		6,154
Prepaid expenses - current	736,671		740,784		6,154
Total Assets	324,061,596		321,708,203		132,904
Prepaid expenses - long term			138,105
Investments held in Trust Account	320,043,033		320,016,430
Deferred offering costs associated with the initial public offering					126,750
Current liabilities:
Accounts payable	204,192		194,638		9,000
Accrued expenses	4,504,915		3,295,396		100,000
Total current liabilities	8,706,140		4,049,443
Due to related party	997,033		559,409
Note payable - related party					17,750
Working capital loan – related party	3,000,000
Total liabilities	19,906,140		15,249,443		126,750
Deferred expenses, current	11,200,000		11,200,000
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,000,000 and -0- shares issued and outstanding, at $10.00 per share as of December 31, 2021 and 2020, respectively	320,000,000		320,000,000
Shareholders' Equity (Deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Total shareholders' equity (deficit)	(15,844,544)		(13,541,240)		6,154
Members' deficit:
Additional paid-in capital	0		0		24,200
Accumulated deficit	(15,845,448)		(13,542,144)		(18,846)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	324,061,596		321,708,203		132,904
SVF INVESTMENT CORP. 3 [Member] | Previously Reported [Member]
Current liabilities:
Total current liabilities			40,490,443		126,750
SVF INVESTMENT CORP. 3 [Member] | Common Class A [Member]
Members' deficit:
Common Stock, Value, Issued	104		104
SVF INVESTMENT CORP. 3 [Member] | Common Class B [Member]
Members' deficit:
Common Stock, Value, Issued	$ 800		$ 800		$ 800